                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6567

                     Van Kampen Municipal Opportunity Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/06

Item 1. Reports to Shareholders.

The Trust's semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Municipal Opportunity Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2006.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/06

MUNICIPAL OPPORTUNITY TRUST
SYMBOL: VMO
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (4/24/92)            7.82%          7.46%

10-year                              7.77           8.87

5-year                               7.81           9.37

1-year                               3.68          14.44

6-month                              2.66          13.27
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers Municipal Bond Index is a broad-based statistical composite of municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2006

MARKET CONDITIONS

The economy continued to grow during the six-month period ended April 30, 2006, demonstrating some resiliency in the face of rising oil and other commodity prices, the Gulf Coast hurricanes, and emerging weakness in the housing market. This expansion was more modest in the final months of 2005, but gained considerable momentum in the first quarter.

Against the backdrop of growth and good employment data, the Federal Open Market Committee (the "Fed") continued raising the federal funds target rate during the period, implementing four additional increases of 25 basis points each. These moves brought the target rate to 4.75 percent. The final hike of the period represented the fifteenth consecutive increase--the longest stretch of increases in 25 years. As the period came to a close, market observers speculated about the Fed's near-term intentions, given the central bank's view that although longer-term inflation currently appeared contained, commodity prices could amplify inflationary pressures.

Returns across the municipal bond market varied significantly. As investors sought income opportunities, lower rated bonds outpaced investment-grade bonds by a wide margin. Long-term bonds earned the best returns, broadly speaking, while bonds in the three-to-seven year range posted the most muted gains.

Municipal bond issuance was robust during the final months of 2005. (In fact, 2005 marked a record high for municipal bond volume.) The tide changed in 2006, however. As rising rates discouraged issuers from refinancing debt, national municipal issuance dropped by approximately 25 percent in the first four months of the year versus the same period in 2005. While supply ebbed, the market's appetite for municipal bonds remained strong, with particularly heavy demand from high yield municipal bond funds.

PERFORMANCE ANALYSIS

The trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On both an NAV basis and a market price basis, the trust outperformed its benchmark index, the Lehman Brothers Municipal Bond Index.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2006

--------------------------------------------------------
      BASED      BASED ON       LEHMAN BROTHERS
      ON NAV   MARKET PRICE   MUNICIPAL BOND INDEX

      2.66%       13.27%             1.56%
--------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

The trust uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are reinvested in longer-term securities, taking advantage of the difference between short- and longer-term rates. The Fed's policy of raising interest rates throughout the period made the trust's borrowing activity more expensive, which reduced the benefits of the trust's leverage activities.

We managed the trust according to a long-term "buy and hold" discipline anchored by rigorous research. We sought what we believed to be high quality bonds with attractive return potential and good liquidity. (Liquid securities are those for which there is a robust market of purchasers and sellers.) We also engaged in selective, opportunistic relative value trading, selling holdings to purchase those which we believed offer more attractive characteristics.

We remained committed to pursuing yield within the parameters of a quality-driven approach. The trust maintained a high overall credit quality, with nearly 72 percent of bonds rated AA or higher as of the close of the period. Issues rated BBB or A represented approximately 26 percent of the portfolio.

To enhance the trust's yield, we added BBB rated bonds during the period; tobacco revenue bonds figured prominently among these purchases. Our decision to increase tobacco bond exposure reflected our analytical findings of strong tobacco industry fundamentals and an improving litigation environment. We also purchased housing bonds, as well as inverse floating-rate securities and select insured bonds; these holdings further enhanced the trust's yield.

Based on our view that interest rates would continue to rise, with longer-term rates advancing less rapidly, we positioned the trust's duration to be shorter than its benchmark. (Duration is a measure of interest rate sensitivity.) The trust benefited from its emphasis on bonds with long maturities, as this segment of the market performed most strongly. Our purchases during the period favored bonds with maturities of 20 years and longer. To fund these investments, we used proceeds of bonds which had been called by their issuers, and sold intermediate-term bonds, generally those with maturities of 15 years or less. Our relative value discipline also prompted us to sell some longer-term issues when we found more compelling opportunities elsewhere.

The trust's portfolio was well-diversified across the major sectors of the municipal bond market. As of the close of the period, the trust's largest allocations were to the hospital, airport, general purpose, wholesale electric and higher education sectors.

During the reporting period, Van Kampen Advantage Municipal Income Trust was merged into Van Kampen Municipal Opportunity Trust.

VMO's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the trust in the future.

RATINGS ALLOCATION AS OF 4/30/06
AAA/Aaa                                                          64.0%
AA/Aa                                                             7.4
A/A                                                              12.2
BBB/Baa                                                          14.0
BB/Ba                                                             0.1
B/B                                                               0.4
NR                                                                1.9
                                                                -----
                                                                100.0%

TOP FIVE SECTORS AS OF 4/30/06
Hospital                                                         18.3%
Airport                                                          12.6
General Purpose                                                  10.5
Wholesale Electric                                               10.0
Higher Education                                                  8.0

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/06
New York                                                         10.7%
California                                                       10.1
Texas                                                             9.3
New Jersey                                                        8.0
Illinois                                                          7.2
Washington                                                        5.2
North Carolina                                                    4.4
Pennsylvania                                                      3.4
Arizona                                                           2.8
Nevada                                                            2.6
South Carolina                                                    2.5
Massachusetts                                                     2.3
Georgia                                                           2.2
Alabama                                                           2.1
Oklahoma                                                          2.0
Indiana                                                           2.0
Colorado                                                          1.9
Maryland                                                          1.8
Ohio                                                              1.6
Puerto Rico                                                       1.4
District of Columbia                                              1.3
Minnesota                                                         1.2
Louisiana                                                         1.2
Oregon                                                            1.2
Florida                                                           1.1
Missouri                                                          1.1
Connecticut                                                       1.0
Kentucky                                                          0.9
West Virginia                                                     0.9
Iowa                                                              0.8
Tennessee                                                         0.8
Michigan                                                          0.8
Arkansas                                                          0.6
Vermont                                                           0.6

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/06
                                       (continued from previous page)
Wisconsin                                                         0.6
South Dakota                                                      0.5
Virginia                                                          0.4
New Mexico                                                        0.4
New Hampshire                                                     0.4
Utah                                                              0.3
North Dakota                                                      0.1
Wyoming                                                           0.1
Alaska                                                            0.1
Mississippi                                                       0.1
                                                                -----
Total Investments                                               100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings and summary of investments by state classification are as a percentage of total investments. Sectors are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at
       (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  160.0%
          ALABAMA  3.4%
$1,000    Alabama Bldg Renovation Fin Auth Rev Rfdg
          (AMBAC Insd)...............................        5.625%  09/01/24   $   1,070,430
 4,000    Birmingham Baptist Med Ctr AL Spl Care Fac
          Fin Auth Rev Baptist Hlth Sys Inc Ser A....        5.000   11/15/30       3,903,200
 1,550    Birmingham, AL Arpt Auth Arpt Rev Rfdg
          (AMT) (AMBAC Insd) (a).....................        5.500   07/01/14       1,614,573
 2,090    Elmore Cnty, AL Ltd Oblig Sch Wts (FSA
          Insd) (a)..................................        5.000   02/01/22       2,171,719
 4,250    Jefferson Cnty, AL Ltd Oblig Sch Wt Ser
          A..........................................        5.250   01/01/23       4,451,832
 1,000    Jefferson Cnty, AL Ltd Oblig Sch Wt Ser
          A..........................................        5.000   01/01/24       1,022,310
 2,335    Marshall Cnty, AL Hlthcare Ser C...........        6.000   01/01/32       2,467,978
     5    Mobile, AL Indl Dev Brd Solid Waste Disp
          Rev Mobile Energy Svc Co Proj Rfdg.........        6.950   01/01/20             471
 2,000    Montgomery, AL Wt (AMBAC Insd).............        5.250   05/01/20       2,131,660
                                                                                -------------
                                                                                   18,834,173
                                                                                -------------
          ALASKA  0.2%
 1,000    Alaska St Hsg Fin Corp Gen Hsg Ser A (FGIC
          Insd)......................................        5.250   12/01/41       1,040,980
                                                                                -------------

          ARIZONA  4.4%
 1,425    Arizona Cap Fac Fin Corp Student Hsg Rev AZ
          St Univ Proj...............................        6.250   09/01/32       1,499,841
 2,900    Arizona Tourism & Sports Auth Multi Purp
          Stad Fac Ser A (MBIA Insd).................        5.375   07/01/22       3,095,141
 1,500    Maricopa Cnty, AZ Stad Dist Rfdg (AMBAC
          Insd)......................................        5.375   06/01/19       1,602,360
 2,875    Phoenix, AZ Civic Impt Corp Arpt Rev Jr
          Lien (AMT) (FGIC Insd).....................        5.375   07/01/29       2,915,135
   610    Pima Cnty, AZ Indl Dev Auth Indl Rev Lease
          Oblig Irvington Proj Tucson Ser A Rfdg (FSA
          Insd)......................................        7.250   07/15/10         613,819
14,840    University Med Ctr Corp AZ Hosp Rev........        5.000   07/01/35      14,654,797
                                                                                -------------
                                                                                   24,381,093
                                                                                -------------
          ARKANSAS  1.0%
 1,690    University AR Univ Rev Fac UAMS Campus
          (FGIC Insd)................................        5.000   03/01/24       1,766,760
 1,370    University AR Univ Rev Fac UAMS Campus
          (FGIC Insd)................................        5.000   03/01/25       1,429,992
 2,350    University AR Univ Rev Fac UAMS Campus
          (FGIC Insd)................................        5.000   03/01/27       2,443,412
                                                                                -------------
                                                                                    5,640,164
                                                                                -------------

 8                                             See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          CALIFORNIA  16.1%
$2,630    Anaheim, CA Pub Fin Auth Lease Rev Cap
          Apprec Sub Pub Impt Proj Ser C (FSA
          Insd)......................................         *      09/01/20   $   1,328,308
 2,400    Bay Area Govt Assn CA Rev Tax Alloc CA
          Redev Pool Ser A (XLCA Insd)...............        5.250%  09/01/29       2,535,000
 1,050    California Cnty, CA Tob Securitization Agy
          Asset Bkd Merced Cnty Ser A Rfdg...........        5.125   06/01/38       1,024,117
 2,000    California Cnty, CA Tob Securitization Agy
          Asset Bkd Sonoma Cnty Corp Rfdg............        5.125   06/01/38       1,950,700
 1,750    California Cnty, CA Tob Securitization Agy
          Asset Bkd Sonoma Cnty Corp Rfdg............        5.250   06/01/45       1,725,587
 1,600    California Edl Fac Auth Rev Occidental
          College Ser A (MBIA Insd)..................        5.000   10/01/30       1,655,248
 3,100    California Edl Fac Auth Rev Pomona College
          Ser A......................................        5.000   07/01/45       3,182,429
15,000    California Hlth Fac Fin Auth Rev Cedars
          Sinai Med Ctr Rfdg.........................        5.000   11/15/34      15,102,600
 2,000    California Pollutn Ctl Fin Auth Solid Waste
          Disp Rev Waste Mngmt Inc Proj Ser B
          (AMT)......................................        5.000   07/01/27       1,993,380
    20    California Rural Home Mtg Fin Auth Single
          Family Mtg Rev Ser C (AMT) (GNMA
          Collateralized)............................        7.800   02/01/28          20,223
 4,500    California St (AMBAC Insd).................        5.125   10/01/27       4,608,630
 5,770    California St..............................        5.000   02/01/33       5,852,915
 2,000    California St Dept Wtr Res Pwr Ser A
          (Prerefunded @ 05/01/12)...................        5.750   05/01/17       2,230,760
 3,500    California St Pub Wks Brd Lease Rev Dept
          Corrections Ser C..........................        5.250   06/01/28       3,631,740
 2,000    California St Pub Wks Brd Lease Rev Dept
          Mental Hlth Coalinga Ser A.................        5.000   06/01/25       2,050,060
 7,750    California Statewide Cmntys Dev Auth Rev
          Daughters of Charity Hlth Ser A............        5.250   07/01/30       7,882,060
 7,000    California Statewide Cmntys Dev Auth Rev
          Daughters of Charity Hlth Ser A............        5.000   07/01/39       6,848,590
 5,000    California Statewide Cmntys Dev Auth Rev
          Hlth Fac Adventist Hlth Ser A..............        5.000   03/01/30       5,022,750
 3,000    California Statewide Cmntys Dev Auth Rev
          Hlth Fac Adventist Hlth Ser A..............        5.000   03/01/35       3,010,230
 5,000    Foothill/Eastern Corridor Agy CA Toll Rd
          Rev Cap Apprec Rfdg........................         *      01/15/25       1,705,600
 4,000    Foothill/Eastern Corridor Agy CA Toll Rd
          Rev Conv Cap Apprec Sr Lien Ser A (Escrowed
          to Maturity)...............................        7.050   01/01/10       4,461,320
   500    Long Beach, CA Bd Fin Auth Rev Redev Hsg &
          Gas Util Fin Ser A1 (AMBAC Insd)...........        5.000   08/01/40         509,765

See Notes to Financial Statements                                              9

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$1,500    Los Angeles Cnty, CA Metro Tran Auth Sales
          Tax Rev Prop C Second Tier Sr Ser A Rfdg
          (AMBAC Insd)...............................        5.000%  07/01/23   $   1,544,490
 3,000    Los Angeles, CA Uni Sch Dist Ser A (FSA
          Insd)......................................        5.250   07/01/19       3,192,630
 2,400    Tobacco Securitization Auth Northn CA Tob
          Settlement Rev Asset Bkd Ser A-1...........        5.375   06/01/38       2,417,040
 1,600    Tobacco Securitization Auth Northn CA Tob
          Settlement Rev Asset Bkd Ser A-1...........        5.500   06/01/45       1,618,736
 1,600    Turlock, CA Hlth Fac Rev Ctf Partn Emanuel
          Med Ctr Inc................................        5.375   10/15/34       1,632,224
                                                                                -------------
                                                                                   88,737,132
                                                                                -------------
          COLORADO  3.0%
 3,000    Colorado Hlth Fac Auth Rev Catholic Hlth
          Initiatives Ser A (Escrowed to Maturity)...        5.500   03/01/32       3,228,150
 2,500    Colorado Hlth Fac Auth Rev Covenant
          Retirement Cmnty Inc.......................        5.000   12/01/35       2,441,375
 3,700    Colorado Hlth Fac Auth Rev Evangelical
          Lutheran...................................        5.000   06/01/35       3,665,109
 1,000    Colorado Hlth Fac Auth Rev Hosp Portercare
          Adventist Hlth (Prerefunded @ 11/15/11)....        6.500   11/15/31       1,137,150
 1,000    Colorado Hsg Fin Auth Multi-Family Hsg Ins
          Mtg Ser B2 (AMT) (a).......................        5.800   10/01/28       1,020,410
    81    Colorado Hsg Fin Auth Single Family Pgm Sr
          Ser A2 (AMT)...............................        7.250   05/01/27          83,091
    35    Colorado Hsg Fin Auth Single Family Pgm Sr
          Ser C1 (AMT)...............................        7.550   11/01/27          35,982
 1,000    Denver, CO City & Cnty Arpt Rev Ser B (AMT)
          (MBIA Insd)................................        6.250   11/15/07       1,032,460
 1,005    Greeley, CO Multi-Family Rev Hsg Mtg Creek
          Stone (AMT) (FHA Gtd)......................        5.950   07/01/28       1,028,748
   530    Highlands Ranch Metro Dist No 2 CO (FSA
          Insd) (Escrowed to Maturity)...............        6.500   06/15/11         596,764
   470    Highlands Ranch Metro Dist No 2 CO (FSA
          Insd)......................................        6.500   06/15/11         528,788
 1,500    Park Creek Metro Dist CO Rev Sr Ltd Tax
          Ppty Rfdg..................................        5.500   12/01/37       1,527,210
                                                                                -------------
                                                                                   16,325,237
                                                                                -------------
          CONNECTICUT  1.7%
 6,500    Connecticut St Spl Oblig Pkg Rev Bradley
          Intl Arpt Ser A (AMT) (ACA Insd)...........        6.600   07/01/24       7,091,825
 1,000    Hartford, CT Pkg Sys Rev Ser A (Prerefunded
          @ 07/01/10)................................        6.400   07/01/20       1,097,210
 1,000    Mashantucket Western Pequot Tribe CT Spl
          Rev Ser A, 144A--Private Placement (b).....        6.400   09/01/11       1,026,600
                                                                                -------------
                                                                                    9,215,635
                                                                                -------------

 10                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          DISTRICT OF COLUMBIA  2.1%
$2,500    District Columbia Rev Gonzaga College (FSA
          Insd)......................................        5.250%  07/01/32   $   2,619,625
 8,850    Metropolitan Washington DC Arpt Auth Sys
          Ser A (AMT) (FGIC Insd)....................        5.250   10/01/32       9,109,482
                                                                                -------------
                                                                                   11,729,107
                                                                                -------------
          FLORIDA  1.8%
   460    Escambia Cnty, FL Hlth Fac Auth Rev FL
          Hlthcare Fac Ln VHA Pgm (AMBAC Insd).......        5.950   07/01/20         483,023
 1,000    Highlands Cnty, FL Hlth Fac Auth Rev Hosp
          Adventist Hlth Ser D.......................        5.000   11/15/35       1,004,950
 1,000    Lakeland, FL Hosp Sys Rev Lakeland Regl
          Hlth Sys...................................        5.500   11/15/32       1,039,040
 2,100    Miami-Dade Cnty, FL Aviation Miami Intl
          Arpt (AMT) (FGIC Insd).....................        5.375   10/01/27       2,191,224
 2,500    Miami-Dade Cnty, FL Aviation Miami Intl
          Arpt (AMT) (FGIC Insd).....................        5.375   10/01/32       2,602,950
   215    North Broward, FL Hosp Dist Rev Impt.......        6.000   01/15/31         226,771
 2,160    North Broward, FL Hosp Dist Rev Impt
          (Prerefunded @ 01/15/11)...................        6.000   01/15/31       2,379,586
                                                                                -------------
                                                                                    9,927,544
                                                                                -------------
          GEORGIA  3.5%
 1,000    Atlanta, GA Arpt Rev Ser B (AMT) (FGIC
          Insd)......................................        5.625   01/01/30       1,043,130
 1,677    Fulton Cnty, GA Lease Rev (Acquired
          12/23/1994, Cost $1,676,876) (c)...........        7.250   06/15/10       1,717,272
 7,000    Georgia Muni Elec Auth Pwr Rev Ser A (MBIA
          Insd)......................................        6.500   01/01/20       8,493,940
 3,770    Monroe Cnty, GA Dev Auth Pollutn Ctl Rev
          Oglethorpe Pwr Corp Scherer Ser A..........        6.800   01/01/12       4,271,259
 2,500    Municipal Elec Auth GA Combustion Turbine
          Proj Ser A (MBIA Insd).....................        5.250   11/01/21       2,644,175
 1,000    Oconee Cnty, GA Indl Dev Auth Rev Oiit Proj
          (XLCA Insd)................................        5.250   07/01/25       1,047,680
                                                                                -------------
                                                                                   19,217,456
                                                                                -------------
          ILLINOIS  11.5%
 3,750    Bolingbrook, IL Cap Apprec Ser B (MBIA
          Insd)......................................         *      01/01/30       1,036,462
 3,150    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
          Third Lien Ser A Rfdg (AMT) (MBIA Insd)....        5.375   01/01/32       3,244,972
13,450    Chicago, IL O'Hare Intl Arpt Rev Rols RR II
          R 494-1 (Inverse Fltg) (MBIA Insd)
          (Acquired 12/16/2005 and 02/17/2006, Cost
          $15,414,022) (c)...........................        6.586   01/01/24      15,152,097
   615    Chicago, IL Pk Dist Ser C (FGIC Insd)......        5.500   01/01/19         654,594
 1,885    Chicago, IL Pk Dist Ser C (Prerefunded @
          07/01/11) (FGIC Insd)......................        5.500   01/01/19       2,037,365
    15    Chicago, IL Single Family Mtg Rev Ser A
          (AMT) (GNMA Collateralized)................        7.000   09/01/27          15,058

See Notes to Financial Statements                                             11

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          ILLINOIS (CONTINUED)
$   10    Chicago, IL Single Family Mtg Rev Ser B
          (AMT) (GNMA Collateralized)................        7.625%  09/01/27   $      10,036
 4,500    Cook Cnty, IL Cap Impt Ser A (FGIC Insd)...        5.000   11/15/23       4,652,775
 6,000    Illinois Fin Auth Rev Northwestern Mem Hosp
          Ser A......................................        5.500   08/15/43       6,321,540
 3,630    Kendall, Kane & Will Cntys, IL Cmnty Unit
          Sch Dist No 308 Ser B (FGIC Insd) (a)......        5.250   10/01/20       3,842,573
 1,925    Kendall, Kane & Will Cntys, IL Cmnty Unit
          Sch Dist No 308 Ser B (FGIC Insd)..........        5.250   10/01/21       2,038,286
 1,250    Metropolitan Pier & Expo Auth IL Dedicated
          St Tax Rev McCormick Pl Expn Proj (FGIC
          Insd)......................................        5.375   12/15/18       1,316,400
 2,000    Metropolitan Pier & Expo Auth IL Dedicated
          St Tax Rev McCormick Pl Expn Proj (FGIC
          Insd)......................................        5.500   12/15/24       2,118,360
 6,000    Metropolitan Pier & Expo Auth IL Dedicated
          St Tax Rev McCormick Pl Expn Ser A (MBIA
          Insd)......................................        5.250   06/15/42       6,298,080
 3,000    Pekin, IL Mtg Rev United Auto Workers Inc
          Proj Ser A (GNMA Collateralized) (d).......        5.250   05/20/34       2,988,960
 5,000    Regional Tran Auth IL Ser B (AMBAC Insd)...        8.000   06/01/17       6,530,550
 5,000    University IL Univ Rev Auxiliary Sys Fac
          Ser A Rfdg (AMBAC Insd)....................        5.000   04/01/30       5,092,600
                                                                                -------------
                                                                                   63,350,708
                                                                                -------------
          INDIANA  3.3%
 1,000    Allen Cnty, IN Juvenile Justice Ctr First
          Mtg (AMBAC Insd)...........................        5.500   01/01/18       1,072,030
 3,270    Allen Cnty, IN War Mem Coliseum Ser A
          (AMBAC Insd) (a)...........................        5.500   11/01/16       3,545,563
 8,240    Indiana Hlth Fac Fin Auth Hosp Rev Cmnty
          Proj Ser A (AMBAC Insd)....................        5.000   05/01/35       8,438,090
 2,000    Indiana Hlth Fac Fin Auth Hosp Rev Columbus
          Regl Hosp Rfdg (FSA Insd)..................        7.000   08/15/15       2,315,940
 2,500    Indiana St Dev Fin Auth Rev Exempt Fac Conv
          Rfdg (AMT).................................        5.950   08/01/30       2,546,125
                                                                                -------------
                                                                                   17,917,748
                                                                                -------------
          IOWA  1.3%
 1,890    Des Moines, IA Pub Pkg Sys Rev Ser A (FGIC
          Insd) (a)..................................        5.750   06/01/17       2,020,013
 2,500    Tobacco Settlement Auth IA Rev Asset Bkd
          Ser C......................................        5.500   06/01/42       2,522,100
 2,500    Tobacco Settlement Auth IA Rev Asset Bkd
          Ser C......................................        5.625   06/01/46       2,551,550
                                                                                -------------
                                                                                    7,093,663
                                                                                -------------

 12                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          KENTUCKY  1.5%
$1,475    Kenton Cnty, KY Arpt Brd Rev Cincinnati/
          Northn KY Intl Arpt Ser A Rfdg (AMT) (MBIA
          Insd)......................................        6.200%  03/01/08   $   1,534,973
 1,995    Kentucky Hsg Corp Hsg Rev Ser F (AMT) (FNMA
          Collateralized)............................        5.450   01/01/32       2,033,424
 4,500    Louisville & Jefferson Cnty, KY Metro Govt
          Indl Bldg Rev Sisters of Mercy
          Cincinnati.................................        5.000   10/01/35       4,531,095
                                                                                -------------
                                                                                    8,099,492
                                                                                -------------
          LOUISIANA  2.0%
 5,000    Lafayette, LA Utils Rev (MBIA Insd)........        5.250   11/01/23       5,311,650
   180    Louisiana Hsg Fin Agy Mtg Rev Single Family
          Access Pgm Ser B (AMT)
          (GNMA Collateralized)......................        8.000   03/01/25         182,284
 1,970    Louisiana Hsg Fin Agy Rev Azalea Estates
          Ser A Rfdg (AMT) (GNMA Collateralized).....        5.375   10/20/39       2,009,735
 3,000    Louisiana St Energy & Pwr Auth Pwr Proj Rev
          Rfdg (FSA Insd)............................        5.750   01/01/12       3,255,270
                                                                                -------------
                                                                                   10,758,939
                                                                                -------------
          MARYLAND  2.8%
 1,000    Baltimore, MD Convention Ctr Hotel Rev
          Drivers Ser 1251 (Inverse Fltg) (XLCA Insd)
          (Acquired 02/06/06, Cost $1,177,090) (c)...        6.368   03/01/14       1,138,970
 2,500    Maryland St Econ Dev Corp Student Hsg Rev
          Univ MD College Pk Proj Rfdg (CIFG Insd)...        5.000   06/01/25       2,599,375
 1,000    Maryland St Econ Dev Corp Student Hsg Rev
          Univ MD College Pk Proj Rfdg (CIFG Insd)...        5.000   06/01/26       1,038,100
 2,050    Maryland St Econ Dev Corp Student Hsg Rev
          Univ MD College Pk Proj Rfdg (Prerefunded @
          06/01/13)..................................        5.625   06/01/35       2,239,953
 2,000    Maryland St Hlth & Higher Ed Fac Auth Rev
          Medstar Hlth Rfdg..........................        5.375   08/15/24       2,077,800
 1,200    Maryland St Hlth & Higher Ed Fac Auth Rev
          Union Hosp Cecil Cnty Issue................        5.000   07/01/40       1,206,060
 4,710    Northeast, MD Waste Disp Auth Rfdg (AMT)
          (AMBAC Insd)...............................        5.500   04/01/16       5,014,784
                                                                                -------------
                                                                                   15,315,042
                                                                                -------------
          MASSACHUSETTS  3.7%
 3,955    Massachusetts Bay Trans Auth Gen Trans Sys
          Ser A Rfdg.................................        5.500   03/01/12       4,216,781
 4,800    Massachusetts St Dev Fin Agy Rev College
          Pharmacy & Allied Hlth Ser D (AGL Insd)....        5.000   07/01/35       4,891,680
 3,000    Massachusetts St Dev Fin Agy Semass Sys Ser
          A (MBIA Insd)..............................        5.625   01/01/16       3,253,200
 1,000    Massachusetts St Hlth & Ed Fac Auth Rev
          Partn Hlthcare Sys Ser C...................        5.750   07/01/32       1,075,310

See Notes to Financial Statements                                             13

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MASSACHUSETTS (CONTINUED)
$1,000    Massachusetts St Hlth & Ed Fac Auth Rev
          Saint Mem Med Ctr Ser A....................        6.000%  10/01/23   $   1,000,690
 6,050    Massachusetts St Hlth & Ed Fac Auth Rev
          Univ of MA Mem Issue Ser D.................        5.000   07/01/33       6,000,692
                                                                                -------------
                                                                                   20,438,353
                                                                                -------------
          MICHIGAN  1.3%
 3,505    Detroit, MI Wtr Supply Sys Ser B (MBIA
          Insd) (a)..................................        5.250   07/01/18       3,734,087
 3,000    Kent Hosp Fin Auth MI Rev Metro Hosp Proj
          Ser A......................................        6.250   07/01/40       3,238,860
                                                                                -------------
                                                                                    6,972,947
                                                                                -------------
          MINNESOTA  2.0%
    10    Chaska, MN Elec Rev Ser A..................        6.100   10/01/30          10,788
   990    Chaska, MN Elec Rev Ser A (Prerefunded @
          10/01/10)..................................        6.100   10/01/30       1,083,802
 1,150    Maple Grove, MN Hlthcare Fac Rev North Mem
          Hlthcare...................................        5.000   09/01/35       1,160,614
 2,200    Saint Paul, MN Hsg & Redev Auth Hosp Rev
          Hlth East Proj.............................        6.000   11/15/30       2,357,564
 2,000    Saint Paul, MN Hsg & Redev Auth Hosp Rev
          Hlth East Proj.............................        6.000   11/15/35       2,141,840
 3,875    Saint Paul, MN Port Auth Lease Rev Office
          Bldg at Cedar Str (a)......................        5.250   12/01/19       4,137,764
                                                                                -------------
                                                                                   10,892,372
                                                                                -------------
          MISSISSIPPI  0.2%
   700    Mississippi Home Corp Single Family Rev Mtg
          Ser C (AMT) (GNMA Collateralized)..........        7.600   06/01/29         718,081
   285    Mississippi Home Corp Single Family Rev Mtg
          Ser F (AMT) (GNMA Collateralized)..........        7.550   12/01/27         285,997
                                                                                -------------
                                                                                    1,004,078
                                                                                -------------
          MISSOURI  1.7%
 2,150    Cape Girardeau Cnty, MO Indl Southeast MO
          Hosp Assoc.................................        5.500   06/01/22       2,208,587
 1,345    Kansas City, MO Metro Cmnty Colleges Bldg
          Corp Rev Leasehold Jr College Impt & Rfdg
          (FGIC Insd)................................        5.500   07/01/17       1,436,769
 1,375    Missouri St Hlth & Ed Fac Auth Rev Sr
          Living Fac Lutheran Ser A..................        5.375   02/01/35       1,399,379
 1,210    Saint Louis, MO Arpt Rev Cap Impt Pgm Ser A
          (MBIA Insd)................................        5.375   07/01/18       1,286,557
 3,000    Sikeston, MO Elec Rev Rfdg (MBIA Insd).....        6.200   06/01/10       3,200,160
                                                                                -------------
                                                                                    9,531,452
                                                                                -------------

 14                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          NEVADA  4.2%
$15,000   Clark Cnty, NV Arpt Rev Sub Lien Ser A-2
          (FGIC Insd)................................        5.000%  07/01/36   $  15,296,400
 6,000    Clark Cnty, NV Indl Dev Rev Southwest Gas
          Corp Proj Ser A (AMT) (AMBAC Insd).........        5.250   07/01/34       6,215,280
 1,500    Reno, NV Sr Lien Retrac Reno Trans Proj
          (AMBAC Insd) (Prerefunded @ 06/01/12)......        5.125   06/01/32       1,600,230
                                                                                -------------
                                                                                   23,111,910
                                                                                -------------
          NEW HAMPSHIRE  0.6%
 1,155    New Hampshire Hlth & Ed Fac Auth Rev
          Derryfield Sch.............................        7.000   07/01/30       1,223,145
   845    New Hampshire Hlth & Ed Fac Univ Sys of NH
          (AMBAC Insd)...............................        5.500   07/01/15         915,008
 1,000    New Hampshire St Bus Fin Auth Wtr Fac Rev
          Pennichuck Wtrwks Inc (AMT) (AMBAC Insd)...        6.300   05/01/22       1,042,840
                                                                                -------------
                                                                                    3,180,993
                                                                                -------------
          NEW JERSEY  12.7%
 5,000    New Jersey Econ Dev Auth Mtr Veh Rev Ser A
          (MBIA Insd)................................        5.000   07/01/22       5,191,650
 2,700    New Jersey Econ Dev Auth Rev Cig Tax.......        5.750   06/15/29       2,855,007
 2,000    New Jersey Econ Dev Auth Rev Cig Tax.......        5.750   06/15/34       2,103,840
 3,000    New Jersey Econ Dev Auth Rev Mtr Veh Rev
          Ser A (MBIA Insd)..........................        5.000   07/01/23       3,110,820
30,000    New Jersey Econ Dev Auth St Contract Econ
          Recovery (MBIA Insd).......................        5.900   03/15/21      34,855,800
 8,000    New Jersey Econ Dev Auth Wtr Fac Rev NJ
          Amer Wtr Co Inc Proj Ser A (AMT) (FGIC
          Insd)......................................        6.875   11/01/34       8,100,240
10,000    New Jersey St Ed Fac Auth Higher Ed Cap
          Impt Ser A (AMBAC Insd)....................        5.250   09/01/21      10,599,800
 3,110    Newark, NJ Hsg Auth Port Auth Newark Marine
          Terminal (MBIA Insd).......................        5.250   01/01/20       3,293,925
                                                                                -------------
                                                                                   70,111,082
                                                                                -------------
          NEW MEXICO  0.6%
 2,020    University NM Univ Rev Sub Lien Ser A Rfdg
          (a)........................................        5.250   06/01/20       2,142,675
 1,125    University NM Univ Rev Sub Lien Ser A
          Rfdg.......................................        5.250   06/01/21       1,190,464
                                                                                -------------
                                                                                    3,333,139
                                                                                -------------
          NEW YORK  17.2%
 5,000    Nassau Cnty, NY Tob Settlement Corp Asset
          Bkd Ser A-3................................        5.000   06/01/35       4,854,300
 1,000    Nassau Cnty, NY Tob Settlement Corp Asset
          Bkd Ser A-3................................        5.125   06/01/46         971,790
11,000    New York City Hsg Dev Corp Multi-Family
          Rent Hsg Rev Progress of Peoples Dev Ser B
          (AMT) (FNMA Collateralized)................        4.950   05/15/36      10,884,280
 1,255    New York City Indl Dev Civic YMCA Gtr NY
          Proj.......................................        5.800   08/01/16       1,294,984
 6,000    New York City Ser A........................        7.000   08/01/07       6,136,980

See Notes to Financial Statements                                             15

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$2,500    New York City Ser H........................        5.750%  03/15/12   $   2,710,750
 5,000    New York City Sub Ser F-1..................        5.000   09/01/25       5,144,450
 5,000    New York City Trans Fin Auth Rev Future Tax
          Secd Ser A Rfdg (e)........................ 5.500/14.000   11/01/26       5,376,950
 2,525    New York St Dorm Auth Lease Rev Muni Hlth
          Fac Impt Pgm Ser A (FSA Insd)..............        5.500   05/15/25       2,618,476
 1,625    New York St Dorm Auth Lease Rev St Univ
          Dorm Fac Ser A (Prerefunded @ 07/01/10)....        6.000   07/01/14       1,784,526
 3,100    New York St Dorm Auth Rev City Univ Sys
          Cons Ser A.................................        5.625   07/01/16       3,410,465
 2,600    New York St Dorm Auth Rev Cons City Univ
          Sys Second Gen Ser A.......................        5.750   07/01/13       2,828,462
 3,650    New York St Dorm Auth Rev FHA Montefiore
          Hosp (FGIC Insd)...........................        5.000   08/01/33       3,747,382
   500    New York St Dorm Auth Rev Mental Hlth Ser
          A..........................................        5.750   08/15/12         517,135
 2,535    New York St Dorm Auth Rev Mental Hlth Ser
          B..........................................        5.750   08/15/11       2,618,832
     5    New York St Dorm Auth Rev Mental Hlth Svcs
          Fac Ser A (Prerefunded @ 02/15/07).........        5.750   08/15/12           5,179
 1,445    New York St Dorm Auth Rev Secd Hosp North
          Gen Hosp Rfdg (MBIA Insd)..................        5.750   02/15/17       1,585,541
 2,040    New York St Dorm Auth Rev Secd Hosp North
          Gen Hosp Rfdg..............................        5.750   02/15/18       2,216,990
   885    New York St Dorm Auth Rev Ser B............        7.500   05/15/11         976,872
   650    New York St Dorm Auth Rev Ser B
          (Prerefunded @ 05/15/10)...................        7.500   05/15/11         729,274
 5,000    New York St Dorm Auth Rev St Univ Ed Fac
          Ser A......................................        5.500   05/15/08       5,168,300
 1,500    New York St Dorm Auth Rev Upstate Cmnty
          Colleges Ser B.............................        5.250   07/01/20       1,582,965
 1,000    New York St Dorm Auth Rev Upstate Cmnty
          Colleges Ser B.............................        5.250   07/01/21       1,056,010
 1,065    New York St Mtg Agy Rev Homeowner Mtg Ser
          82 (AMT)...................................        5.650   04/01/30       1,072,146
 3,780    New York St Mtg Agy Rev Ser 101 (AMT)......        5.400   04/01/32       3,856,847
 2,160    New York St Twy Auth Svc Contract Rev Loc
          Hwy & Brdg.................................        5.500   04/01/16       2,336,450
 4,000    Port Auth NY & NJ Spl Oblig Rev Spl Proj
          JFK Intl Arpt Terminal 6 (AMT) (MBIA
          Insd)......................................        5.750   12/01/22       4,188,600
12,960    TSASC Inc NY Ser 1.........................        5.000   06/01/34      12,588,048
 2,150    Westchester, Tob Asset Securitization Corp
          NY.........................................        5.125   06/01/38       2,103,517
                                                                                -------------
                                                                                   94,366,501
                                                                                -------------
          NORTH CAROLINA  7.0%
 5,000    North Carolina Cap Fac Fin Agy Rev Duke
          Univ Proj Ser A............................        5.000   10/01/41       5,122,550
 1,500    North Carolina Eastn Muni Pwr Agy Pwr Sys
          Rev Ser D..................................        6.700   01/01/19       1,632,555

 16                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          NORTH CAROLINA (CONTINUED)
$22,000   North Carolina Muni Pwr Agy No 1 Catawba
          Elec Rev Rfdg (MBIA Insd)..................        6.000%  01/01/12   $  24,300,760
 7,000    North Carolina Muni Pwr Agy Ser A (MBIA
          Insd)......................................        5.250   01/01/19       7,401,870
                                                                                -------------
                                                                                   38,457,735
                                                                                -------------
          NORTH DAKOTA  0.2%
   865    North Dakota St Hsg Fin Agy Rev Hsg Fin Pgm
          Home Mtg Fin Ser B (AMT) (MBIA Insd).......        5.500   07/01/29         867,483
   415    North Dakota St Hsg Fin Agy Ser C (AMT)....        5.550   07/01/29         417,494
                                                                                -------------
                                                                                    1,284,977
                                                                                -------------
          OHIO  2.5%
 2,335    Cleveland, OH Muni Sch Dist (FSA Insd).....        5.250   12/01/18       2,490,908
 1,000    Cleveland, OH Muni Sch Dist (FSA Insd).....        5.250   12/01/24       1,060,450
 1,000    Cleveland-Cuyahoga Cnty, OH Port Auth Rev
          Student Hsg Euclid Ave Fenn Proj (AMBAC
          Insd)......................................        5.000   08/01/28       1,029,050
 1,500    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
          Proj.......................................        7.500   01/01/30       1,653,270
 2,000    Lorain Cnty, OH Hosp Rev Catholic
          Hlthcare...................................        5.375   10/01/30       2,079,660
 2,450    Lorain Cnty, OH Hosp Rev Catholic Hlthcare
          Ser A Impt & Rfdg..........................        5.250   10/01/33       2,534,011
 3,000    Lucas Cnty, OH Hosp Rev Promedica Hlthcare
          Oblig Rfdg (MBIA Insd).....................        6.000   11/15/07       3,095,520
                                                                                -------------
                                                                                   13,942,869
                                                                                -------------
          OKLAHOMA  3.3%
 3,410    Jenks, OK Aquarium Auth Rev Rfdg (MBIA
          Insd) (a)..................................        5.250   07/01/24       3,634,514
 1,475    Jenks, OK Aquarium Auth Rev Rfdg
          (MBIA Insd)................................        5.250   07/01/33       1,570,020
 3,970    McAlester, OK Pub Wks Auth Util Cap Apprec
          (FSA Insd).................................         *      02/01/34       1,009,055
 2,250    Oklahoma City, OK Pub Ppty Auth Hotel Tax
          Rev (FGIC Insd)............................        5.250   10/01/29       2,391,705
 1,065    Oklahoma Dev Fin Auth Lease Rev OK Council
          Law Enforcement (MBIA Insd) (a)............        5.500   06/01/17       1,145,983
 1,120    Oklahoma Dev Fin Auth Lease Rev OK Council
          Law Enforcement (MBIA Insd) (a)............        5.500   06/01/18       1,205,165
 1,185    Oklahoma Dev Fin Auth Lease Rev OK Council
          Law Enforcement (MBIA Insd) (a)............        5.500   06/01/19       1,275,107
 2,250    Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev
          (Prerefunded @ 11/01/09) (AMBAC Insd)......        6.250   11/01/22       2,472,953
 3,140    Tulsa, OK Indl Auth Hosp Rev Hillcrest Med
          Cent Proj Rfdg (Escrowed to Maturity)
          (Connie Lee Insd) (a)......................        6.250   06/01/08       3,294,111
                                                                                -------------
                                                                                   17,998,613
                                                                                -------------

See Notes to Financial Statements                                             17

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          OREGON  1.9%
$5,000    Oregon Hlth Sciences Univ Insd Ser A (MBIA
          Insd)......................................        5.250%  07/01/22   $   5,293,600
 5,000    Oregon St Dept Admin Ser C Rfdg (MBIA
          Insd)......................................        5.250   11/01/18       5,293,900
                                                                                -------------
                                                                                   10,587,500
                                                                                -------------
          PENNSYLVANIA  5.4%
 2,295    Allegheny Vly, PA Sch Dist Ser A (MBIA
          Insd)......................................        5.000   11/01/24       2,386,066
 2,650    Central Dauphin, PA Sch Dist (FSA Insd)....        5.000   12/01/19       2,770,920
 2,210    Chartiers Valley, PA Sch Dist Ser A (FSA
          Insd) (a)..................................        5.250   10/15/19       2,362,446
 2,750    Hempfield, PA Area Sch Dist Westmoreland
          Cnty Ser A (FGIC Insd).....................        5.250   03/15/19       2,938,073
 6,515    Hempfield, PA Area Sch Dist Westmoreland
          Cnty Ser A (FGIC Insd) (a).................        5.250   03/15/20       6,955,805
 3,090    Philadelphia, PA Gas Wks Rev 1975 Gen
          Ordinance Seventeenth Ser (FSA Insd).......        5.375   07/01/19       3,274,411
 3,000    Susquehanna Area Regl Arpt Auth PA Ser A
          (AMT) (AMBAC Insd).........................        5.375   01/01/21       3,153,780
 5,415    Susquehanna Area Regl Arpt Auth PA Ser A
          (AMT) (AMBAC Insd) (a).....................        5.375   01/01/22       5,689,378
                                                                                -------------
                                                                                   29,530,879
                                                                                -------------
          SOUTH CAROLINA  4.0%
 5,000    Charleston Ed Excellence Fin Corp SC Rev
          (Inverse Fltg) (Acquired 12/06/2005, Cost
          $5,468,423) (c)............................        6.586   12/01/26       5,491,200
 5,000    Easley, SC Util Rev Impt & Comb Rfdg (FSA
          Insd)......................................        5.000   12/01/34       5,159,350
 2,000    Laurens Cnty, SC Sch Dist No 55 Installment
          Pur Rev....................................        5.250   12/01/30       2,044,520
 5,000    South Carolina Jobs Econ Dev Auth Indl Rev
          Elec & Gas Co Proj Ser A (AMBAC Insd)......        5.200   11/01/27       5,262,650
 3,750    South Carolina Jobs Econ Dev Auth Indl Rev
          Elec & Gas Co Proj Ser B (AMT) (AMBAC
          Insd)......................................        5.450   11/01/32       3,928,800
                                                                                -------------
                                                                                   21,886,520
                                                                                -------------
          SOUTH DAKOTA  0.7%
 1,375    Deadwood, SD Ctfs Partn (ACA Insd).........        6.375   11/01/20       1,482,869
 2,500    South Dakota St Hlth & Ed Fac Auth Rev
          Sioux Vly Hosp & Hlth Sys Ser A............        5.250   11/01/34       2,566,750
                                                                                -------------
                                                                                    4,049,619
                                                                                -------------
          TENNESSEE  1.3%
 1,750    Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev
          CDFI Phase I LLC Proj Ser A Rfdg...........        5.125   10/01/35       1,708,368
 2,000    Elizabethton, TN Hlth & Ed Fac Brd Rev Impt
          Hosp First Mtg Ser B Rfdg..................        8.000   07/01/33       2,343,600

 18                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          TENNESSEE (CONTINUED)
$1,500    Elizabethton, TN Hlth & Ed Fac Brd Rev Impt
          Hosp Ser B Rfdg (MBIA Insd)................        7.750%  07/01/29   $   1,817,550
 1,000    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
          First Mtg Mtn St Hlth Ser A Rfdg (MBIA
          Insd)......................................        7.500   07/01/25       1,218,190
                                                                                -------------
                                                                                    7,087,708
                                                                                -------------
          TEXAS  14.8%
 2,000    Alliance Arpt Auth Inc TX Spl Fac Rev Fedex
          Corp Proj Rfdg (AMT) (d)...................        4.850   04/01/21       1,983,780
 2,350    Austin, TX Ctf Oblig (MBIA Insd) (a).......        5.375   09/01/20       2,512,315
 2,545    Dallas Cnty, TX Cmnty College Fin Sys
          (AMBAC Insd) (a)...........................        5.375   02/15/17       2,666,346
 8,000    Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser
          A (AMT) (FSA Insd).........................        5.500   11/01/21       8,539,040
 4,000    Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser
          A (AMT) (FGIC Insd)........................        5.750   11/01/30       4,208,960
 5,500    Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser
          A Impt & Rfdg (AMT) (FGIC Insd)............        5.500   11/01/31       5,754,485
 2,000    Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev
          Mem Hermann Hlthcare Ser A (Prerefunded @
          06/01/11)..................................        6.375   06/01/29       2,245,400
 2,000    Houston, TX Arpt Sys Rev Sub Lien (FSA
          Insd)......................................        5.500   07/01/20       2,146,760
 3,000    Houston, TX Arpt Sys Rev Sub Lien Ser A
          (AMT) (FSA Insd)...........................        5.625   07/01/30       3,156,090
10,000    Houston, TX Arpt Sys Rev Sub Lien Ser A
          (AMT) (FSA Insd)...........................        5.125   07/01/32      10,146,700
12,000    Houston, TX Util Sys Rev First Lien Ser A
          Rfdg (FSA Insd)............................        5.250   05/15/21      12,688,800
 2,185    Lower CO Riv Auth TX Transmission Contract
          Rev LCRA Svc Corp Proj Rfdg (FGIC Insd)....        5.000   05/15/24       2,233,791
 2,185    Lower CO Riv Auth TX Transmission Contract
          Rev LCRA Svc Corp Proj Rfdg (FGIC Insd)....        5.000   05/15/25       2,243,820
 4,000    Lower CO Riv Auth TX Transmission Contract
          Rev LCRA Svc Corp Proj Rfdg (FGIC Insd)....        5.000   05/15/33       4,054,160
 1,000    Matagorda Cnty, TX Navig Dist No 1 Rev Coll
          Centerpoint Energy Proj Rfdg...............        5.600   03/01/27       1,045,070
 3,000    Metropolitan Hlth Fac Dev Corp TX Wilson N
          Jones Mem Hosp Proj........................        7.250   01/01/31       3,091,260
10,000    North Cent, TX Hlth Fac Dev Hosp Childrens
          Med Ctr Dallas (AMBAC Insd)................        5.250   08/15/32      10,378,300
 2,360    University of TX Univ Rev Fin Sys Ser B....        5.250   08/15/20       2,489,163
                                                                                -------------
                                                                                   81,584,240
                                                                                -------------
          UTAH  0.4%
 2,380    Mountain Regl Wtr Spl Svc Dist Rfdg (MBIA
          Insd)......................................        5.000   12/15/33       2,441,333
                                                                                -------------

See Notes to Financial Statements                                             19

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          VERMONT  0.9%
$5,000    University VT & ST Agric College (MBIA
          Insd)......................................        5.000%  10/01/40   $   5,134,050
                                                                                -------------

          VIRGINIA  0.7%
 2,000    Tobacco Settlement Fin Corp VA Asset Bkd...        5.500   06/01/26       2,048,020
 1,670    Tobacco Settlement Fin Corp VA Asset Bkd...        5.625   06/01/37       1,708,059
                                                                                -------------
                                                                                    3,756,079
                                                                                -------------
          WASHINGTON  8.3%
 9,850    Bellevue, WA Convention Ctr Auth Spl Oblig
          Rev Comp Int Rfdg (MBIA Insd)..............         *      02/01/25       3,943,546
 7,500    Chelan Cnty, WA Pub Util Dist No 001 Cons
          Rev Chelan Hydro Ser A (AMT) (MBIA Insd)...        5.600   01/01/36       7,961,850
 5,000    Energy Northwest WA Elec Rev Columbia
          Generating Ser A Rfdg (FSA Insd)...........        5.500   07/01/16       5,419,850
 2,500    Energy Northwest WA Elec Rev Proj No 3 Ser
          A Rfdg (FSA Insd)..........................        5.500   07/01/18       2,688,475
 5,000    Energy Northwest WA Elec Rev Proj No 3 Ser
          B Rfdg (FSA Insd)..........................        6.000   07/01/16       5,565,150
 2,000    Port Seattle, WA Rev Inter Lien Ser A Rfdg
          (MBIA Insd)................................        5.000   03/01/28       2,061,120
 2,000    Port Seattle, WA Rev Ser B (AMT)
          (MBIA Insd)................................        5.625   02/01/24       2,105,860
 2,120    Seattle, WA Muni Lt & Pwr Rev..............        5.625   12/01/17       2,260,090
 3,000    Spokane, WA Pub Fac Dist Hotel Motel &
          Sales Use Tax (MBIA Insd)..................        5.250   09/01/33       3,148,140
 4,750    Tacoma, WA Elec Sys Rev Ser A Rfdg (FSA
          Insd)......................................        5.750   01/01/14       5,176,503
 1,500    Tacoma, WA Elec Sys Rev Ser B Rfdg (FSA
          Insd)......................................        5.500   01/01/12       1,621,440
   350    Thurston & Pierce Cntys, WA (FSA Insd).....        5.000   12/01/20         363,416
 5,125    Washington St Pub Pwr Supply Sys Nuclear
          Proj No 3 Rev Ser C Rfdg (MBIA Insd) (a)...         *      07/01/14       3,579,146
                                                                                -------------
                                                                                   45,894,586
                                                                                -------------
          WEST VIRGINIA  1.5%
 8,000    Harrison Cnty, WV Cmnty Solid Waste Disp
          Rev West Penn Pwr Co Proj Ser A (AMT) (MBIA
          Insd)......................................        6.875   04/15/22       8,020,320
                                                                                -------------

          WISCONSIN  0.9%
 1,500    Southeast WI Professional Baseball Pk Dist
          Sales Tax Rev Ser A Rfdg (MBIA Insd).......        5.500   12/15/20       1,680,855
 3,000    Wisconsin St Hlth & Ed Fac Wheaton
          Franciscan Svc Rfdg........................        5.750   08/15/30       3,158,940
                                                                                -------------
                                                                                    4,839,795
                                                                                -------------
          WYOMING  0.2%
 1,000    University WY Univ Rev Fac Impt (FSA
          Insd)......................................        5.500   06/01/18       1,067,260
                                                                                -------------

 20                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          PUERTO RICO  2.2%
$10,000   Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev
          Ser Y Rfdg (FSA Insd) (f)..................        6.250%  07/01/21   $  12,062,700
                                                                                -------------
TOTAL LONG-TERM INVESTMENTS  160.0%
  (Cost $843,090,140)........................................................     880,153,723
SHORT-TERM INVESTMENT  0.3%
  (Cost $1,725,000)..........................................................       1,725,000
                                                                                -------------
TOTAL INVESTMENTS  160.3%
  (Cost $844,815,140)........................................................     881,878,723
OTHER ASSETS IN EXCESS OF LIABILITIES  1.6%..................................       8,687,554
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (61.9%)..................    (340,463,252)
                                                                                -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%...............................   $ 550,103,025
                                                                                =============

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) The Trust owns 100% of the outstanding bond issuance.

(b) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 4.3% of net assets applicable to common shares.

(d) Securities purchased on a when-issued or delayed delivery basis.

(e) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(f) All or a portion of these securities have been physically segregated in connection with open futures contracts.

ACA--American Capital Access

AGL--Assured Guarantee Ltd.

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

CIFG--CDC IXIS Financial Guaranty

Connie Lee--Connie Lee Insurance Co.

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FNMA--Federal National Mortgage Association

See Notes to Financial Statements                                             21

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

XLCA--XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF APRIL 30, 2006:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes 5-Year Futures June 2006 (Current
  Notional Value of $104,156 per contract)..................    1,298       $1,097,389
                                                                =====       ==========

SWAP AGREEMENTS OUTSTANDING AS OF APRIL 30, 2006:
INTEREST RATE SWAPS

                                               PAY/
                                             RECEIVE                          NOTIONAL    UNREALIZED
                                             FLOATING   FIXED    EXPIRATION    AMOUNT    APPRECIATION/
COUNTERPARTY            FLOATING RATE INDEX    RATE      RATE       DATE       (000)     DEPRECIATION
JP Morgan Chase Bank,
  N.A.................  USD-BMA Municipal
                        Swap Index           Receive    4.137%    06/28/26    $25,410      $735,704
JP Morgan Chase Bank,
  N.A.................  USD-BMA Municipal
                        Swap Index           Receive    4.375     07/11/26     16,890        17,238
                                                                                           --------
                                                                                           $752,942
                                                                                           --------

 22                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2006 (Unaudited)

ASSETS:
Total Investments (Cost $844,815,140).......................  $881,878,723
Cash........................................................         7,412
Receivables:
  Interest..................................................    14,287,404
  Investments Sold..........................................       290,549
Swap Contracts..............................................       752,942
Other.......................................................         6,191
                                                              ------------
    Total Assets............................................   897,223,221
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     5,010,938
  Investment Advisory Fee...................................       403,258
  Variation Margin on Futures...............................       202,812
  Income Distributions--Common Shares.......................       111,352
  Other Affiliates..........................................        25,544
Trustees' Deferred Compensation and Retirement Plans........       739,285
Accrued Expenses............................................       163,755
                                                              ------------
    Total Liabilities.......................................     6,656,944
Preferred Shares (including accrued distributions)..........   340,463,252
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $550,103,025
                                                              ============
NET ASSET VALUE PER COMMON SHARE............................
($550,103,025 divided by 34,172,537 shares outstanding).....  $      16.10
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 34,172,537 shares issued and
  outstanding)..............................................  $    341,725
Paid in Surplus.............................................   507,237,898
Net Unrealized Appreciation.................................    38,913,914
Accumulated Net Realized Gain...............................     2,340,891
Accumulated Undistributed Net Investment Income.............     1,268,597
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $550,103,025
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 13,600 issued with liquidation preference of
  $25,000 per share)........................................  $340,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $890,103,025
                                                              ============

See Notes to Financial Statements                                             23

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $16,377,020
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,790,162
Preferred Share Maintenance.................................      347,031
Merger Costs................................................      222,000
Trustees' Fees and Related Expenses.........................       53,719
Legal.......................................................       33,953
Custody.....................................................       29,564
Other.......................................................      184,154
                                                              -----------
    Total Expenses..........................................    2,660,583
                                                              -----------
NET INVESTMENT INCOME.......................................  $13,716,437
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $   611,414
  Futures...................................................    3,449,791
                                                              -----------
Net Realized Gain...........................................    4,061,205
                                                              -----------
Net Unrealized Appreciation/Depreciation During the Period:
  Investments...............................................   (7,728,012)
  Futures...................................................     (908,896)
  Swaps.....................................................      752,942
                                                              -----------
Net Unrealized Depreciation During the Period...............   (7,883,966)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(3,822,761)
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $(4,382,147)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 5,511,529
                                                              ===========

 24                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                               FOR THE            FOR THE
                                                           SIX MONTHS ENDED      YEAR ENDED
                                                            APRIL 30, 2006    OCTOBER 31, 2005
                                                           -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income....................................    $ 13,716,437       $ 17,237,401
Net Realized Gain........................................       4,061,205          5,155,361
Net Unrealized Depreciation During the Period............      (7,883,966)       (10,334,831)
Distributions to Preferred Shareholders:
  Net Investment Income..................................      (3,095,924)        (3,356,327)
  Net Realized Gain......................................      (1,286,223)               -0-
                                                             ------------       ------------

Change in Net Assets Applicable to Common Shares from
  Operations.............................................       5,511,529          8,701,604

Distributions to Common Shareholders:
  Net Investment Income..................................     (10,624,234)       (14,450,796)
  Net Realized Gain......................................      (5,327,581)               -0-
                                                             ------------       ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  INVESTMENT ACTIVITIES..................................     (10,440,286)        (5,749,192)

FROM CAPITAL TRANSACTIONS:
Proceeds from Common Shares Acquired through Merger......     306,870,227                -0-
                                                             ------------       ------------
TOTAL INCREASE/DECREASE IN NET ASSETS APPLICABLE TO
  COMMON SHARES..........................................     296,429,941         (5,749,192)
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period..................................     253,673,084        259,422,276
                                                             ------------       ------------
End of the Period (Including accumulated undistributed
  net investment income of $1,268,597 and $620,228,
  respectively)..........................................    $550,103,025       $253,673,084
                                                             ============       ============

See Notes to Financial Statements                                             25

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                              SIX MONTHS
                                                ENDED                   YEAR ENDED OCTOBER 31,
                                              APRIL 30,    ------------------------------------------------
                                                 2006       2005      2004      2003     2002 (f)    2001
                                              -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....   $ 16.52     $ 16.89   $ 17.02   $ 17.48   $ 17.59    $ 16.29
                                               -------     -------   -------   -------   -------    -------
 Net Investment Income......................       .55(a)     1.12      1.13      1.19      1.23       1.26
 Net Realized and Unrealized Gain/Loss......      (.00)*      (.33)      .23       .09       .15       1.29
 Common Share Equivalent of Distributions
   Paid to Preferred Shareholders:
   Net Investment Income....................      (.12)       (.22)     (.10)     (.08)     (.09)      (.32)
   Net Realized Gain........................      (.08)        -0-      (.02)     (.04)     (.08)      (.01)
                                               -------     -------   -------   -------   -------    -------
Total from Investment Operations............       .35         .57      1.24      1.16      1.21       2.22
Distributions Paid to Common Shareholders:
 Net Investment Income......................      (.42)       (.94)    (1.08)    (1.16)    (1.08)      (.92)
 Net Realized Gain..........................      (.35)        -0-      (.29)     (.46)     (.24)       -0-
                                               -------     -------   -------   -------   -------    -------
NET ASSET VALUE, END OF THE PERIOD..........   $ 16.10     $ 16.52   $ 16.89   $ 17.02   $ 17.48    $ 17.59
                                               =======     =======   =======   =======   =======    =======

Common Share Market Price at End of the
 Period.....................................   $ 15.43     $ 14.35   $ 15.20   $ 16.65   $ 16.04    $ 15.65
Total Return (b)............................    13.27%**     0.55%    -0.60%    14.53%    11.36%     21.42%
Net Assets Applicable to Common Shares at
 End of the Period (In millions)............   $ 550.1     $ 253.7   $ 259.4   $ 261.3   $ 268.3    $ 270.0
Ratio of Expenses to Average Net Assets
 Applicable to Common Shares (c)............     1.31%       1.18%     1.30%     1.28%     1.42%      1.58%
Ratio of Net Investment Income to Average
 Net Assets Applicable to Common Shares
 (c)........................................     7.09%       6.67%     6.74%     6.90%     7.17%      7.40%
Portfolio Turnover..........................       16%**       32%       28%       36%       43%        34%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets
 Including Preferred Shares (c).............      .82%        .75%      .82%      .81%      .91%      1.00%
Ratio of Net Investment Income to Average
 Net Assets Applicable to Common Shares
 (d)........................................     5.56%       5.37%     6.15%     6.43%     6.61%      5.54%

SENIOR SECURITIES:
Total Preferred Shares Outstanding..........    13,600       6,000     6,000     6,000     6,000      6,000
Asset Coverage Per Preferred Share (e)......   $65,483     $67,307   $68,253   $68,560   $69,736    $70,006
Involuntary Liquidating Preference Per
 Preferred Share............................   $25,000     $25,000   $25,000   $25,000   $25,000    $25,000
Average Market Value Per Preferred Share....   $25,000     $25,000   $25,000   $25,000   $25,000    $25,000

*  Amount is less than $.01.

** Non-Annualized

(a)Based on average shares outstanding.

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

(f)As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains and losses per share by $.01 and increase the ratio of net investment income to average net assets applicable to common shares by .03%. Per share, ratios and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

 26                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Municipal Opportunity Trust (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust commenced investment operations on April 24, 1992.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2006, the Trust had $5,010,938 of when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. During the prior fiscal year, the Trust utilized capital losses carried forward of $694,750.

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

    At April 30, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $844,034,884
                                                              ===
Gross tax unrealized appreciation...........................  40,139,798
Gross tax unrealized depreciation...........................  (2,295,959)
                                                              ---
Net tax unrealized appreciation on investments..............  $37,843,839
                                                              ===

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2005 was as follows:

Distributions paid from:
Ordinary income.............................................  $       371
Tax-exempt income...........................................   17,741,790
Long-term capital gain......................................          -0-
                                                              -----------
                                                              $17,742,161
                                                              ===========

    As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $477,111
Undistributed tax-exempt income.............................  977,165
Undistributed long-term capital gain........................  $6,136,620

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets of the Trust.

    For the six months ended April 30, 2006, the Trust recognized expenses of approximately $14,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a Trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each Trust. For the six months ended April 30, 2006, the Trust recognized expenses of approximately $33,500 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, as well as, the salary, benefits and related costs of the CCO and related support staff paid by

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

    For the six months ended April 30, 2006, and the year ended October 31, 2005, transactions in common shares were as follows:

                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2006     OCTOBER 31, 2005
Beginning Shares........................................     15,357,684          15,357,684
Shares Issued Through Merger............................     18,814,853                 -0-
                                                             ----------          ----------
Ending Shares...........................................     34,172,537          15,357,684
                                                             ==========          ==========

    On January 27, 2006, the Trust acquired all of the assets and liabilities of the Van Kampen Advantage Municipal Income Trust (ticker symbol VKA) through a tax free reorganization approved by VKA's shareholders on January 11, 2006. The Trust issued 18,814,853 common shares with a net asset value of $306,870,227 and 7,600 Auction Preferred Shares (APS) with a liquidation value of $190,000,000 in exchange for VKA's net assets. The shares of VKA were converted into Trust shares at a ratio of 0.984721 to 1 and 1 to 1, for common shares and APS, respectively. Net unrealized appreciation of VKA as of January 27, 2006 was $26,207,937. The Trust assumed VKA's book to tax accretion difference, which resulted in a $652,090 increase to accumulated undistributed net investment income and a corresponding decrease to net unrealized appreciation. Shares issued in connection with this reorganization are included in proceeds from shares sold for the six months ended April 30, 2006. Combined net assets applicable to common shares on the day of reorganization were $557,410,249 and combined net assets including preferred shares were $897,410,249 which included gains or losses of $287,664 recognized for tax purposes on open futures transactions at merger date of January 27, 2006. The Trust incurred merger expenses of $222,000, which represent costs related to the preparation, printing, and distribution of the Proxy Statement/Prospectus Reorganization Agreement and registration statement as well as legal, audit, and filing fees.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $107,058,319 and $108,442,640, respectively.

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    Summarized below are the specific types of derivative financial instruments used by the Trust.

A. FUTURES CONTRACTS A futures contract is an arrangement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury securities and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Trust's effective maturity and duration. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended April 30, 2006, were as follows:

Outstanding at October 31, 2005.............................  1,227
Futures Opened..............................................  5,424
Futures Closed.............................................. (5,353)
                                                              -----
Outstanding at April 30, 2006...............................  1,298
                                                              =====

B. INDEXED SECURITIES The Trust invests in indexed securities. These instruments are identified in the Portfolio of Investments. The price of these securities may be more volatile than the price of a comparable fixed rate security.

    An inverse floating rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. These instruments are typically used by the Trust to enhance the yield of the portfolio.

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

C. INTEREST RATE SWAPS The Trust may enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Trust anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Trust will usually enter into swaps on a net basis, i.e, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Trust receiving or paying, as the case may be, only the net amount of the two payments. The Trust accrues the net amount with respect to each swap on a daily basis. This net amount is recorded within unrealized appreciation/depreciation on swap contracts. Upon cash settlement of the periodic payments, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. If there is a default by the counterparty, the Trust will have contractual remedies pursuant to the agreements related to the transaction.

6. PREFERRED SHARES

The Trust has outstanding 13,600 APS. Series A and B contain 3,000 shares, Series C, D and E contain 2,000 shares, and Series F contains 1,600 shares. Dividends are cumulative and the dividend rate on each series is currently reset every 28 days through an auction process. The average rate in effect on April 30, 2006 was 3.530%. During the six months ended April 30, 2006, the rates ranged from 2.650% to 5.125%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense in the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

7. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

COMPUTERSHARE TRUST COMPANY, N.A.
c/o Computershare Investor Services
P.O. Box 43010
Providence, Rhode Island 02940-3010

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Dr.
Chicago, Illinois 60606

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.
 32

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

RESULTS OF SHAREHOLDER VOTES

With regard to the approval of the issuance of additional Common shares of the Trust, a meeting was held on January 11, 2006, and the results of the votes from the Common shareholders are as follows:

                                                                   # OF SHARES
                                                      --------------------------------------
                                                      IN FAVOR        AGAINST       WITHHELD
--------------------------------------------------------------------------------------------
Common..............................................  7,071,640       494,051       286,823

  Van Kampen Municipal Opportunity Trust

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Municipal Opportunity Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Municipal Opportunity Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  VMO SAR 6/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-01543P-Y04/06

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Municipal Opportunity Trust

By:   /s/ Ronald E. Robison
      ----------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Ronald E. Robison
      ----------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 20, 2006

By:   /s/ Phillip G. Goff
      ----------------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: June 20, 2006